INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the periods presented. The sources of the difference are as follows:

	Three Months Ended
	March 31, 2023 (Unaudited)	March 31, 2022 (Unaudited)
Expected tax at 21%	$(44,210)	$(104,455)
Non-deductible stock-based compensation		30,504
Non-deductible (non-taxable) derivative liability expense (income)	(1,567)	(146,533
Non-deductible amortization of debt discounts	2,625	122,380
Non-deductible loss on conversions of convertible notes payable	6,700	30,654
Increase (decrease) in Valuation allowance	36,262	67,450
Provision for (benefit from) income taxes	$-	$-

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate for the periods presented to income (loss) before income taxes. The income tax rate was 21% for the years ended December 31, 2022 and 2021. The sources of the difference are as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Expected tax at 21%	$(250,786)	$(714,181)
Non-deductible stock-based compensation	36,841	83,391
Non-deductible (non-taxable) derivative liability expense (income)	(264,705)	190,957
Non-deductible loss on conversions of convertible notes payable	95,170	193,994
Non-deductible amortization of debt discounts	231,844	177,882
Increase (decrease) in Valuation allowance	151,636	67,957
Provision for (benefit from) income taxes	$-	$-